Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Summarized Financial Information Of Segments	Segment financial information for the years ended December 31, 2022, 2021 and 2020 has been recast, as applicable, to reflect the following items, the impact of which are reflected in the “Adjustments” lines of the table below:
•The realignment of the Company’s segments to correspond with changes made to its operating model as described in Note 1 “Significant Accounting Policies,” including the discontinuance of the former Maintenance Choice segment reporting practice as described in Note (1) of the table below.
•The exclusion of the impact of net realized capital gains or losses from adjusted operating income, as described above.
•The impact of the adoption of the long-duration insurance accounting standard, which the Company adopted on January 1, 2023 using a modified retrospective transition method as of January 1, 2021, as described in Note 8 “Other Insurance Liabilities and Separate Accounts.”

	Year Ended December 31, 2022
In millions	Health Care Benefits	Health Services	Pharmacy & Consumer Wellness	Corporate/ Other	Intersegment Eliminations (1)	Consolidated Totals
Revenues, as previously reported	$91,409	$169,236	$106,594	$530	$(45,302)	$322,467
Adjustments	(59)	340	2,002	—	(2,283)	—
Revenues, as adjusted	$91,350	$169,576	$108,596	$530	$(47,585)	$322,467

Adjusted operating income (loss), as previously reported	$5,984	$7,356	$6,705	$(1,785)	$(728)	$17,532
Adjustments	354	(575)	(174)	172	728	505
Adjusted operating income (loss), as adjusted	$6,338	$6,781	$6,531	$(1,613)	$—	$18,037

	Year Ended December 31, 2021
In millions	Health Care Benefits	Health Services	Pharmacy & Consumer Wellness	Corporate/ Other	Intersegment Eliminations (1)	Consolidated Totals
Revenues, as previously reported	$82,186	$153,022	$100,105	$721	$(43,923)	$292,111
Adjustments	(67)	870	1,515	—	(2,318)	—
Revenues, as adjusted	$82,119	$153,892	$101,620	$721	$(46,241)	$292,111

Adjusted operating income (loss), as previously reported	$5,012	$6,859	$7,623	$(1,471)	$(711)	$17,312
Adjustments	98	(367)	(363)	(164)	711	(85)
Adjusted operating income (loss), as adjusted	$5,110	$6,492	$7,260	$(1,635)	$—	$17,227

	Year Ended December 31, 2020
In millions	Health Care Benefits	Health Services	Pharmacy & Consumer Wellness	Corporate/ Other	Intersegment Eliminations (1)	Consolidated Totals
Revenues, as previously reported	$75,467	$141,938	$91,198	$426	$(40,323)	$268,706
Adjustments	(58)	(584)	2,381	—	(1,739)	—
Revenues, as adjusted	$75,409	$141,354	$93,579	$426	$(42,062)	$268,706

Adjusted operating income (loss), as previously reported	$6,188	$5,688	$6,146	$(1,306)	$(708)	$16,008
Adjustments	(53)	(560)	(134)	(13)	708	(52)
Adjusted operating income (loss), as adjusted	$6,135	$5,128	$6,012	$(1,319)	$—	$15,956
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(1)Intersegment revenue eliminations relate to intersegment revenue generating activities that occur between the Health Care Benefits segment, the Health Services segment, and/or the Pharmacy & Consumer Wellness segment. Prior to January 1, 2023, intersegment adjusted operating income eliminations occurred when members of the Health Services segment's clients enrolled in Maintenance Choice elected to pick up maintenance prescriptions at one of the Company’s retail pharmacies instead of receiving them through the mail. When this occurred, both the Health Services and Pharmacy & Consumer Wellness segments recorded the adjusted operating income on a stand-alone basis. Effective January 1, 2023, the adjusted operating income associated with such transactions is reported only in the Pharmacy & Consumer Wellness segment, therefore no adjusted operating income elimination is required. Segment financial information has been recast to reflect this change.
The following is a reconciliation of financial measures of the Company’s segments to the consolidated totals:

In millions	Health Care Benefits	Health Services (1)	Pharmacy & Consumer Wellness	Corporate/ Other	Intersegment Eliminations (2)	Consolidated Totals
2022:
Revenues from external customers	$90,798	$157,968	$72,739	$124	$—	$321,629
Intersegment revenues	76	11,608	35,901	—	(47,585)	—
Net investment income (loss)	476	—	(44)	406	—	838
Total revenues	91,350	169,576	108,596	530	(47,585)	322,467
Adjusted operating income (loss)	6,338	6,781	6,531	(1,613)	—	18,037
Depreciation and amortization	1,579	519	1,889	237	—	4,224
2021:
Revenues from external customers	81,457	143,912	65,418	125	—	290,912
Intersegment revenues	76	9,980	36,185	—	(46,241)	—
Net investment income	586	—	17	596	—	1,199
Total revenues	82,119	153,892	101,620	721	(46,241)	292,111
Adjusted operating income (loss)	5,110	6,492	7,260	(1,635)	—	17,227
Depreciation and amortization	1,811	505	1,955	215	—	4,486
2020:
Revenues from external customers	74,871	131,936	60,990	111	—	267,908
Intersegment revenues	55	9,418	32,589	—	(42,062)	—
Net investment income	483	—	—	315	—	798
Total revenues	75,409	141,354	93,579	426	(42,062)	268,706
Adjusted operating income (loss)	6,135	5,128	6,012	(1,319)	—	15,956
Depreciation and amortization	1,832	532	1,881	196	—	4,441
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(1)Total revenues of the Health Services segment include approximately $12.6 billion, $11.6 billion and $10.9 billion of retail co-payments for 2022, 2021 and 2020, respectively. See Note 1 ‘‘Significant Accounting Policies’’ for additional information about retail co-payments.
(2)Intersegment revenue eliminations relate to intersegment revenue generating activities that occur between the Health Care Benefits segment, the Health Services segment, and/or the Pharmacy & Consumer Wellness segment.

Reconciliation Of Consolidated Operating Income to Adjusted Operating Income
The following is a reconciliation of consolidated operating income to adjusted operating income for the years ended December 31, 2022, 2021 and 2020:

In millions	2022	2021	2020
Operating income (GAAP measure)	$7,954	$13,310	$13,911
Amortization of intangible assets (1)	1,785	2,233	2,341
Net realized capital (gains) losses (2)	320	(176)	(52)
Office real estate optimization charges (3)	117	—	—
Gain on divestiture of subsidiaries (4)	(475)	—	(269)
Opioid litigation charges (5)	5,803	—	—
Loss on assets held for sale (6)	2,533	—	—
Acquisition-related integration costs (7)	—	132	332
Store impairments (8)	—	1,358	—
Goodwill impairment (9)	—	431	—
Acquisition purchase price adjustment outside of measurement period (10)	—	(61)	—
Receipt of fully reserved ACA risk corridor receivable (11)	—	—	(307)
Adjusted operating income	$18,037	$17,227	$15,956
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(1)The Company’s acquisition activities have resulted in the recognition of intangible assets as required under the acquisition method of accounting which consist primarily of trademarks, customer contracts/relationships, covenants not to compete, technology, provider networks and value of business acquired. Definite-lived intangible assets are amortized over their estimated useful lives and are tested for impairment when events indicate that the carrying value may not be recoverable. The amortization of intangible assets is reflected in the Company’s GAAP consolidated statements of operations in operating expenses within each segment. Although intangible assets contribute to the Company’s revenue generation, the amortization of intangible assets does not directly relate to the underwriting of the Company’s insurance products, the services performed for the Company’s customers or the sale of the Company’s products or services. Additionally, intangible asset amortization expense typically fluctuates based on the size and timing of the Company’s acquisition activity. Accordingly, the Company believes excluding the amortization of intangible assets enhances the Company’s and investors’ ability to compare the Company’s past financial performance with its current performance and to analyze underlying business performance and trends. Intangible asset amortization excluded from the related non-GAAP financial measure represents the entire amount recorded within the Company’s GAAP financial statements, and the revenue generated by the associated intangible assets has not been excluded from the related non-GAAP financial measure. Intangible asset amortization is excluded from the related non-GAAP financial measure because the amortization, unlike the related revenue, is not affected by operations of any particular period unless an intangible asset becomes impaired or the estimated useful life of an intangible asset is revised.
(2)The Company’s net realized capital gains and losses arise from various types of transactions, primarily in the course of managing a portfolio of assets that support the payment of insurance liabilities. Net realized capital gains and losses are reflected in the consolidated statements of operations in net investment income within each segment. These capital gains and losses are the result of investment decisions, market conditions and other economic developments that are unrelated to the performance of the Company’s business, and the amount and timing of these capital gains and losses do not directly relate to the underwriting of the Company’s insurance products, the services performed for the Company’s customers or the sale of the Company’s products or services. Accordingly, the Company believes excluding net realized capital gains and losses enhances the Company’s and investors’ ability to compare the Company’s past financial performance with its current performance and to analyze underlying business performance and trends.
(3)In 2022, the office real estate optimization charges primarily relate to the abandonment of leased real estate and the related right-of-use assets and property and equipment in connection with the planned reduction of corporate office real estate space in response to the Company’s new flexible work arrangement. The office real estate optimization charges are reflected in the Company’s GAAP consolidated statement of operations in operating expenses within the Health Care Benefits, Corporate/Other and Health Services segments.
(4)In 2022, the gain on divestiture of subsidiaries represents the pre-tax gain on the sale of bswift, which the Company sold in November 2022, and the pre-tax gain on the sale of PayFlex, which the Company sold in June 2022. In 2020, the gain on divestiture of subsidiary represents the pre-tax gain on the sale of the Workers’ Compensation business, which the Company sold in July 2020. The gains on divestitures are reflected as a reduction of operating expenses in the Company’s GAAP consolidated statements of operations within the Health Care Benefits segment.
(5)In 2022, the opioid litigation charges relate to agreements to resolve substantially all opioid claims against the Company by certain states and governmental entities. The opioid litigation charges are reflected within the Corporate/Other segment.
(6)In 2022, the loss on assets held for sale relates to the LTC reporting unit within the Pharmacy & Consumer Wellness segment. The Company continually evaluates its portfolio for non-strategic assets. The Company determined that its LTC business was no longer a strategic asset and during the third quarter of 2022 committed to a plan to sell the LTC business. As of September 30, 2022, the LTC business met the criteria for held-for-sale accounting and its net assets were accounted for as assets held for sale. The carrying value of the LTC business was determined to be greater than its estimated fair value less costs to sell and a loss on assets held for sale was recorded during the third quarter of 2022. As of December 31, 2022, the net assets of the LTC business continued to meet the criteria for held-for-sale accounting and during the fourth quarter of 2022, an incremental loss on assets held for sale was recorded to write down the carrying value of the LTC business to its estimated fair value less costs to sell. During 2022, the loss on assets held for sale also relates to the Commercial Business reporting unit within the Health Care Benefits segment. In March 2022, the Company reached an agreement to sell its Thailand business, which was included in the Commercial Business reporting unit. At that time, a portion of the Commercial Business goodwill was specifically allocated to the Thailand business. The net assets of the Thailand business were accounted for as assets held for sale at March 31, 2022. The carrying value of the Thailand business was determined to be greater than its estimated fair value less costs to sell and a loss on assets held for sale was recorded during the first quarter of 2022. The sale of the Thailand business closed in the second quarter of 2022, and the ultimate loss on the sale was not material.
(7)In 2021 and 2020, acquisition-related integration costs relate to the acquisition of Aetna. The acquisition-related integration costs are reflected in the Company’s GAAP consolidated statements of operations in operating expenses within the Corporate/Other segment.
(8)In 2021, the store impairment charge relates to the write down of operating lease right-of-use assets and property and equipment in connection with the planned closure of approximately 900 retail stores between 2022 and 2024. The store impairment charge is reflected within the Pharmacy & Consumer Wellness segment.
(9)In 2021, the goodwill impairment charge relates to an impairment of the remaining goodwill of the LTC reporting unit within the Pharmacy & Consumer Wellness segment.
(10)In 2021, the Company received $61 million related to a purchase price working capital adjustment for an acquisition completed during the first quarter of 2020. The resolution of this matter occurred subsequent to the acquisition accounting measurement period and is reflected in the Company’s GAAP consolidated statement of operations as a reduction of operating expenses within the Health Care Benefits segment.
(11)In 2020, the Company received $313 million owed to it under the ACA’s risk corridor program that was previously fully reserved for as payment was uncertain. After considering offsetting items such as the ACA’s minimum MLR rebate requirements and premium taxes, the Company recognized pre-tax income of $307 million in the Company’s GAAP consolidated statement of operations within the Health Care Benefits segment.